22. Share-based Compensation (Details - Assumptions)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Expected term	6 years 3 months	6 years 3 months	6 years 3 months
Risk-free interest rate, minimum	1.55%	2.54%	1.81%
Risk-free interest rate, maximum	2.51%	3.03%	2.30%
Expected volatility, minimum	575.00%	624.00%	284.00%
Expected volatility, maximum	605.00%	756.00%	763.00%
Expected dividend yield	0.00%	0.00%	0.00%